AXP(R) Global
Balanced
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) compass

AXP Global Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS (R) (logo)

An International Blend

AXP Global Balanced Fund offers a logical first step for investors who want to have some exposure to foreign markets, but also want to avoid the greater volatility of a portfolio consisting of only foreign stocks.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3
From the Portfolio Managers                         3
Fund Facts                                          5
The 10 Largest Holdings                             6
Making the Most of the Fund                         7
The Fund's Long-term Performance                    8
Independent Auditors' Report                       10
Financial Statements                               11
Notes to Financial Statements                      14
Investments in Securities                          23
Federal Income Tax Information                     29

AXP GLOBAL BALANCED FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o  Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Elizabeth Tran
Elizabeth Tran
Portfolio Manager

From the Portfolio Managers
A late-period downturn in the major stock markets eroded what had been a double-digit gain for AXP Global Balanced Fund, resulting in a modestly positive result for the entire fiscal year. For the 12 months -- November 1999 through October 2000 -- the Fund's Class A shares returned 2.62% (excluding the sales charge).

Stocks had everything going their way when the period began. Generally strong corporate profit growth, low inflation and expanding economies, particularly in the U.S., set the stage for powerful rallies in many major equity markets. Adding fuel to the

ANNUAL REPORT - 2000
fire was increasing excitement about the potential for the Internet, which propelled technology-related stocks to exceptionally strong performance.

(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

(picture of) Michael Ng
Michael Ng
Portfolio manager

STOCKS STRUGGLE
But with the beginning of a new year came some concerns. The most prominent were the red-hot U.S. economy, which, some feared, might soon spark a run-up in inflation, and willingness on the part of central banks in the U.S. and Europe to raise interest rates to head off that possibility. The major stock markets responded by going into a slump during the spring. Then, after a relatively uneventful summer, doubts about the strength of corporate profits spawned another downturn in the fall. Compounding the situation in Europe was an ongoing decline in the value of its new common currency, the euro, which diluted investment returns from that region.

For the bond markets, the situation was just the opposite -- a poor start followed by a strong finish. U.S. Treasury bonds exhibited the best performance, as a decline in long-term interest rates and a shrinking supply combined to spawn a powerful rally. Government bonds in Europe generally followed suit, but to a lesser degree.

Looking at the Fund's holdings, our largest areas of investment were technology and telecommunications stocks. They were typically at the forefront of the markets' mood swings throughout the 12 months. As we grew more cautious on earnings prospects for those companies, we began reducing such investments last spring and putting more money into pharmaceutical and oil stocks. That strategy benefited performance during the second half of the fiscal year. All told, stocks made up about two-thirds of the portfolio, with nearly all the rest comprised by bonds. On a country basis, we kept the greatest portion of assets invested in the U.S., followed by Japan, Germany, France and the United Kingdom.

As we begin a new fiscal year, we are maintaining a somewhat conservative investment strategy that centers on reasonably priced stocks of companies with healthy and consistent profit growth, complemented by a mix of government bonds.

Elizabeth Tran

Mark Fawcett

Michael Ng


AXP GLOBAL BALANCED FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                      $ 6.27
Oct. 31, 1999                                                      $ 6.61
Decrease                                                           $ 0.34

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                        $ 0.32
From long-term capital gains                                       $ 0.22
Total distributions                                                $ 0.54
Total return**                                                     +2.62%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                      $ 6.21
Oct. 31, 1999                                                      $ 6.58
Decrease                                                           $ 0.37

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                        $ 0.31
From long-term capital gains                                       $ 0.22
Total distributions                                                $ 0.53
Total return**                                                     +1.95%

Class C -- June 26, 2000* - Oct. 31, 2000
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                      $ 6.21
June 26, 2000*                                                     $ 6.58
Decrease                                                           $ 0.37

Distributions -- June 26, 2000* - Oct. 31, 2000
From income                                                        $   --
From long-term capital gains                                       $   --
Total distributions                                                $   --
Total return**                                                     -5.62%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                      $ 6.30
Oct. 31, 1999                                                      $ 6.62
Decrease                                                           $ 0.32

Distributions -- Nov. 1, 1999 - Oct. 31, 2000
From income                                                        $ 0.33
From long-term capital gains                                       $ 0.22
Total distributions                                                $ 0.55
Total return**                                                     +2.99%

  * Inception date.
 ** The  total  return  is a  hypothetical  investment  in the  Fund  with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any on the various classes.
*** The total return for Class C is not annualized.

ANNUAL REPORT - 2000

The 10 Largest Holdings
                                           Percent                  Value
                                      (of net assets)      (as of Oct. 31, 2000)

U.S. Treasury (United States) 5.88% 2004         2.66%        $5,004,699
General Electric (United States)                 2.28          4,286,886
Citigroup (United States)                        2.24          4,213,315
U.S. Treasury (United States) 7.50% 2016         2.12          3,986,023
Exxon Mobil (United States)                      1.90          3,567,500
Merrill Lynch (United States)                    1.81          3,405,500
Microsoft (United States)                        1.63          3,074,580
Pfizer (United States)                           1.63          3,056,379
EMC (United States)                              1.61          3,029,016
Development Bank of Japan (Japan) 6.50% 2001     1.56          2,942,129

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


The 10 holdings listed here make up 19.44% of net assets

AXP GLOBAL BALANCED FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

               How your $10,000 has grown in AXP Global Balanced Fund

$20,000
                                                  MSCI ALL Country
                                                  World Free Index
                                                                 X

                                   MSCI World Index
                                                  X
                                                                 $13,446
                                                     AXP Global Balanced
                                                            Fund Class A
                         X
                       Lipper Global
                Flexible Funds Index

$9,425

(The printed version of this chart contains a line graph with three lines corresponding to the two Indexes and Fund noted above.)


12/1/96        10/97          10/98          10/99          10/00

Average Annual Total Returns (as of Oct. 31, 2000)
                                              1 year           Since inception*
Class A                                       -3.28%                +7.75%
Class B                                       -1.83%                +8.16%
Class Y                                       +2.99%                +9.62%

* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $2,085. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the MSCI All Country World Free Index, the Lipper Global Flexible Funds Index and the MSCI World Index. Recently, the
Fund's investment manager recommended to the Fund that the Fund change its comparative index from MSCI World Index to MSCI All Country World Free Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes this year. In the future only the MSCI All Country World Free Index will be included. In comparing AXP Global Balanced Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. Class C became effective June 26, 2000 and therefore performance information is not presented.

AXP GLOBAL BALANCED FUND

Morgan Stanley Capital International (MSCI) All Country World Free Index, an unmanaged index, is compiled from a composite of securities markets of 47 countries, including Canada, the United States, and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Flexible Funds Index, an unmanaged index published by Lipper, Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Morgan Stanley Capital International (MSCI) World Index, an unmanaged market index, compiled from a composite of over 1500 companies listed on the stock exchanges of North America, Europe, New Zealand and the Far East. The index is widely recognized by investors as the measurement index for portfolios of global securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #35  to
Registration Statement No. 33-25824 filed on or about December 22, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Global Balanced Fund
Fiscal year ended Oct. 31, 2000

Class A
Income distribution taxable as dividend income, 6.53% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 22, 1999                                                           $0.32805
Capital gain distributions taxable for long-term capital gain.
Payable date                                                           Per share
Dec. 22, 1999                                                           $0.21532
Total distributions                                                     $0.54337

The distribution of $0.54337 per share, payable Dec. 22, 1999, consisted of $0.02999 derived from net investment income, $0.29806 from net short-term capital gains (a total of $0.32805 taxable as dividend income) and $0.21532 from net long-term capital gains.

Class B
Income distribution taxable as dividend income, 6.53% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 22, 1999                                                           $0.31578
Capital gain distributions taxable for long-term capital gain.
Payable date                                                           Per share
Dec. 22, 1999                                                           $0.21532
Total distributions                                                     $0.53110

The distribution of $0.53110 per share, payable Dec. 22, 1999, consisted of $0.01772 derived from net investment income, $0.29806 from net short-term capital gains (a total of $0.31578 taxable as dividend income) and $0.21532 from net long-term capital gains.

ANNUAL REPORT - 2000

Class Y
Income distribution taxable as dividend income, 6.53% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 22, 1999                                                           $0.33175
Capital gain distributions taxable for long-term capital gain.
Payable date                                                           Per share
Dec. 22, 1999                                                           $0.21532
Total distributions                                                     $0.54707

The distribution of $0.54707 per share, payable Dec. 22, 1999, consisted of $0.03369 derived from net investment income, $0.29806 from net short-term capital gains (a total of $0.33175 taxable as dividend income) and $0.21532 from net long-term capital gains.

AXP GLOBAL BALANCED FUND

American
  Express(R)
Funds

AXP Global Balanced Fund
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS (R) (logo)

S-6352 F (12/00)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.